Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Schedule of Reconciliation of Changes in Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2022	¥42,869	¥13,353	¥404,982	¥34,497	¥495,701
Increases	25,096	7,807	1,005,330	17,095	1,055,328
Decreases (utilized)	(3,981)	(12,098)	(953,287)	(16,538)	(985,905)
Decreases (reversed)	(95)	(1,066)	(25,624)	(11,200)	(37,985)
Foreign currency translation differences	402	956	33,813	2,019	37,190
As of March 31, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329
Increases	54,679	14,326	956,682	10,864	1,036,551
Decreases (utilized)	(93,016)	(10,716)	(993,456)	(12,106)	(1,109,294)
Decreases (reversed)	(6,864)	(1,664)	(30,307)	(5,734)	(44,568)
Foreign currency translation differences	3,253	1,205	85,127	2,191	91,775
As of March 31, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793

Schedule of Restructuring Expenses
Restructuring expenses recorded for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Cash:
Severance	¥15,230	¥10,605	¥13,685
Consulting fees	2,963	12,709	11,528
Other	65,163	33,601	48,622
Total	¥83,357	¥56,915	¥73,835
Non-Cash:
Depreciation and impairment	¥479	¥2,320	¥7,523
Total	¥83,836	¥59,234	¥81,358